As filed with the Securities and Exchange Commission on November 17, 2017

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 138	☒
And
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 144	☒

SSGA Active Trust

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on December 17, 2017 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until December 17, 2017, the effectiveness of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A related to the SPDR SSGA U.S. Sector Rotation ETF, which was filed pursuant to Rule 485(a) under the Securities Act on March 17, 2016 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SSGA Active Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 17th day of November, 2017.

SSGA ACTIVE TRUST

/s/ Ellen M. Needham*
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	November 17, 2017
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	November 17, 2017
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	November 17, 2017
David M. Kelly

/s/ Frank Nesvet*	Trustee	November 17, 2017
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	November 17, 2017
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	November 17, 2017
James E. Ross

/s/ Ellen M. Needham*	President and Principal Executive Officer	November 17, 2017
Ellen M. Needham

/s/ Bruce S. Rosenberg*	Treasurer and Principal Financial Officer	November 17, 2017
Bruce S. Rosenberg

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact Pursuant to Power of Attorney